Loss Per Common Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Anti-dilutive common share equivalents (in shares)	7,466	2,165	1,946